OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Disclosure of Changes in the Carrying Value of Lease Obligations Explanatory
The carrying value of the Company's lease obligations is as follows:

(in thousands of U.S. dollars)	December 31, 2022	December 31, 2021

Balance, beginning of year	$30,792	$6,403
Addition of lease obligation(1)	4,619	25,887
Interest expense	1,303	968
Cash payments	(3,070)	(2,466)
Balance, end of year	$33,644	$30,792

Current portion of lease obligations (Note 12)	$3,609	$1,834
Non-current portion of lease obligations	$30,035	$28,958
(1) The additions included $2,681 from new office leases, which commenced during the year ended December 31, 2022 (2021 - $21,638).
Disclosure of Maturity Analysis of Finance Lease Payments
The present value of the minimum lease payments required for the leases over the next five years and thereafter is as follows:

(in thousands of U.S. dollars)
2023	5,267
2024	5,363
2025	5,037
2026	4,707
2027	3,939
2028 and thereafter	15,534
Minimum lease payments obligation	39,847
Imputed interest included in minimum lease payments	(6,203)
Lease obligations	$33,644